PROPERTY AND EQUIPMENT, NET - CARRYING AMOUNT (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	¥ 276,089,000
Less: accumulated depreciation	(88,039,000)
Less: impairment	(166,162,000)
Property and equipment held under capital leases, net	21,888,000
Property and equipment, pledged as collateral	306,608,000	¥ 296,744,000	$ 46,566,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	13,100,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	¥ 262,989,000